Share-Based Payment Transactions	12 Months Ended
Dec. 31, 2019
Share-based Payment Transactions [Abstract]
SHARE-BASED PAYMENT TRANSACTIONS
NOTE 18:-	SHARE-BASED PAYMENT TRANSACTIONS

a.	The cost of share-based payment recognized in the financial statements:

The expenses due to share-based compensation for the years ended December 31, 2019, 2018 and 2017, recognized in the financial statements in respect of the share option plan of the Company is shown in the following table, detailed by departments:

	Year ended December 31,
	2019	2018	2017

Research and development expenses	$165	$109	$103
General and administrative expenses	388	495	759

	$553	$604	$862

1.	The 2005 and 2015 ESOP of the Company:

During 2005, the Board adopted the 2005 Employees Share Option Plan (the "2005 ESOP"). Ten years later the Board adopted a new plan - the 2015 Employees Share Option Plan (the "2015 ESOP"). Under both the 2005 ESOP and 2015 ESOP, the Company may grant its employees and other service providers options to purchase the Company's ordinary shares ("Share Options").

On November 13, 2019, the Board reserved an additional number of 19,000,000 Share Options for the purposes of the 2015 ESOP, bringing the amount of Share Options reserved under the 2015 ESOP to 50,000,000, out of which a total of 7,971,963 were still available for grant as of December 31, 2019.

Each ADS option ("ADS Options") granted under the 2015 ESOP represents forty (40) Share Options and vice versa.

a.	The cost of share-based payment recognized in the financial statements: (Cont.)

2.	On March 12, 2019, the Board of directors approved and granted 82,000 ADSs options (equal to 3,280,000 Share Options) under the 2015 ESOP to a new consultant of the Company. The exercise price was set at $6.00 per ADS Option.

The fair value for ADS Options granted to the consultant was estimated using the Black-Scholes OPM with the following parameters:

Dividend yield (%)	0
Expected volatility (%)	76
Risk-free interest rate (%)	2.61
Expected life of share options (years)	10

The fair value of the ADSs options was set at $3.20 per ADS Option.

3.	On October 10, 2019 (the "Grant Date"), the Board approved the grant of 709,000 ADS Options (equal to 28,360,000 Share Options) under the 2015 ESOP to directors, officers and employees, some of which required the approval of the general meeting of the Company's shareholders (the "General Meeting"), which occurred on January 15, 2020. Following the resignation of some directors and employees on December 31, 2019, 150,000 ADS Options (equal to 6,000,000 Share Options) were not granted. Out of the 559,000 ADS Options that were granted, 97,680 ADS Options didn't require the General Meeting's approval. The date of commencement for all ADS Options granted, the date on which the vesting started, was the Grant Date. The exercise price was set at $3.00 per ADS Option.

According to IFRS 2, "Share-based Payment", the fair value of the ADS Options was estimated using the Black-Scholes OPM, in which the fair value estimation for the ADS Options which required the General Meeting's approval was calculated based on parameters as of December 31, 2019.

Based on the above-mentioned, hereinafter are the parameters used in order to estimate the fair value of the ADS Options using the Black-Scholes OPM:

	October 10, 2019	December 31, 2019

Underlying ADS price	2.2	1.116
Dividend yield (%)	0	0
Expected volatility (%)	70	73
Risk-free interest rate (%)	1.67	1.91
Expected life of share options (years)	10	9.78

The fair value of the ADSs options approved on October 10, 2019 by the Board, and on January 15, 2020 at the General Meeting (valuated as of December 31, 2019) was set at $1.63 and $0.73, per ADS Option, respectively.

b.	Movement during the year:

1.	The following table lists the number of Share Options or ADS Options, the weighted average exercise prices of Share Options or ADS Options and changes in directors (and former directors), officers, employees and consultants Share Options or ADS Options during the years ended on December 31, 2019 and 2018:

	Number of share options	Weighted average exercise price	Number of ADS Options	Weighted average exercise price
		USD		USD
2019:

Share/ADS Options outstanding at the beginning of the year	17,813,037	$0.15	445,326	$6.18
Share/ADS Options granted during the year	25,640,000	0.08	641,000	3.38
Share/ADS Options forfeited during the year	(375,000)	0.14	(9,375)	5.60
Share/ADS Options expired during the year	(1,050,000)	0.19	(26,250)	7.60

Share/ADS Options outstanding at the end of the year	42,028,037	0.12	1,050,701	4.69

Share/ADS Options exercisable at the end of the year	16,569,685	0.17	414,242	6.68

2018:

Share/ADS Options outstanding at the beginning of the year	22,719,525	0.17	567,988	6.72
Share/ADS Options forfeited during the year	(750,000)	0.14	(18,750)	5.60
Share/ADS Options expired during the year	(4,156,488)	0.16	(103,912)	6.53

Share/ADS Options outstanding at the end of the year	17,813,037	0.15	445,326	6.18

Share/ADS Options exercisable at the end of the year	9,138,863	$0.16	228,472	$6.58

2.	The weighted average fair value of Share Options and ADS Options granted during 2019 was $0.03 and $1.18, respectively. No Share/ADS Options were granted during 2018.

3.	The weighted average remaining contractual life of the Share/ADS Options outstanding was 7.47 years and 4.99 years as of December 31, 2019 and 2018, respectively.

4.	The range of exercise prices of Share Options outstanding at the end of the year was $0.075 - $0.31 as of December 31, 2019, and $0.13 - $0.28 as of December 31, 2018.

The range of exercise prices of ADS Options outstanding at the end of the year was $3 - $12.4 as of December 31, 2019, and $5.20 - $11.20 as of December 31, 2018.